Intangible Assets, Net and Goodwill - Intangible assets (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Oct. 22, 2019	Sep. 30, 2021		Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 279,297		$ 108,874	$ 106,851
Accumulated amortization		(62,093)		(31,448)	(14,057)
Net carrying amount		$ 217,204		$ 77,426	$ 92,794
Homeowner contracts
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years	5 years		7 years	9 years
Gross carrying amount		$ 229,616		$ 80,835	$ 79,600
Accumulated amortization		(37,953)		(17,097)	(8,419)
Net carrying amount		$ 191,663		$ 63,738	$ 71,181
Databases, photos, and property listings
Finite-Lived Intangible Assets [Line Items]
Amortization period		1 year		3 years	4 years
Gross carrying amount		$ 24,261		$ 18,159	$ 17,712
Accumulated amortization		(13,155)		(7,765)	(3,020)
Net carrying amount		$ 11,106		$ 10,394	$ 14,692
Trade names
Finite-Lived Intangible Assets [Line Items]
Amortization period		1 year		1 year	2 years
Gross carrying amount		$ 9,708		$ 7,215	$ 7,088
Accumulated amortization		(7,605)		(4,454)	(1,370)
Net carrying amount		$ 2,103		$ 2,761	$ 5,718
Other1
Finite-Lived Intangible Assets [Line Items]
Amortization period		4 years	[1]	2 years	2 years
Gross carrying amount		$ 15,712	[1]	$ 2,665	$ 2,451
Accumulated amortization		(3,380)	[1]	(2,132)	(1,248)
Net carrying amount		$ 12,332	[1]	$ 533	$ 1,203

[1]	Other intangible includes HOA contracts, noncompete agreements, phone listings, website and domain names, beneficial lease rights and unallocated items related to recently completed acquisitions (see Note 3 — Acquisitions for more information).